Transactions with Related Parties	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

The following transactions with related parties occurred during the six–month periods ended June 30, 2019 and 2020.

(a)	Maritime:

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company, and are included in the accompanying unaudited interim consolidated statements of comprehensive loss:

	Six Months Ended June 30,
	2019	2020
Included in Voyage related costs and commissions
Charter hire commissions	$167	$154

Included in Management fees, related parties
Ship-management Fees	359	332

Included in General and administrative expenses
Administration Fees	807	812

Total	$1,333	$1,298

As of December 31, 2019 and June 30, 2020, the balances due to Maritime were $6,849 and $1,286, respectively, and are included in Due to related parties in the accompanying consolidated balance sheets. The balances with Maritime are interest free and with no specific repayment terms.

The Company uses the services of Maritime, to provide a wide range of shipping services, including but not limited to, chartering, sale and purchase, insurance, operations and dry-docking and construction supervision, all provided at a fixed daily fee per vessel. For the ship management services, Maritime charges a fee payable by each subsidiary of $0.325 per day per vessel while the vessel is in operation including any pool arrangements and $0.450 per day per vessel while the vessel is under construction, as well as an additional daily fee (which is dependent on the seniority of the personnel) to cover the cost of engineers employed to conduct the supervision of the newbuilding (collectively the “Ship-management Fees”). In addition, Maritime charges the Company a commission rate of 1.25% on all charter hire agreements arranged by Maritime. Under the Head Management Agreement, the Company pays Maritime a fixed fee of $1,600 annually (the “Administration Fees”). In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.

The Ship-management Fees and the Administration Fees are adjusted annually according to the official inflation rate in Greece or such other country where Maritime was headquartered during the preceding year. On August 9, 2016, the Company amended the Head Management Agreement with Maritime to provide that in the event that the official inflation rate for any calendar year is deflationary, no adjustment shall be made to the Ship-management Fees and the Administration Fees, which will remain, for the particular calendar year, as per the previous calendar year. Effective January 1, 2019 and 2020, the Ship-management Fees and the Administration Fees were increased by 0.62% and 0.26%, respectively, in line with the average inflation rate in Greece in 2018 and 2019, respectively.

(b)	Maritime Investors Corp.:

On May 14, 2019, the Company entered into a second amendment to the Amended & Restated Promissory Note which (i) extended the repayment of the outstanding principal, in whole or in part, until the earlier of a) one year after the repayment of the credit facility of Eighthone with EntrustPermal (the “Credit Facility”) on September 2023 (see Note 7), b) January 15, 2024 and c) repayment of any PIK interest and principal deficiency amount under the Credit Facility, and (ii) increased the interest rate to 9.0% per annum of which 4.5% shall be paid in cash and 4.5% shall be paid in common shares of the Company calculated on the volume weighted average closing share price for the 10 day period immediately prior to each quarter end. The new interest rate is effective from April 1, 2019. After the repayment restrictions have been lifted per the Credit Facility, the Company, at its option, may continue to pay interest on the Amended & Restated Promissory Note in the afore-mentioned combination of cash and shares or pay all interest costs in cash. The Company considered the guidance under ASC 470-50 “Debt Modifications and Extinguishments”, and concluded that the transaction should be accounted for as debt extinguishment.

With respect to the portion of interest that will be settled in common shares, the Company considered the guidance in ASC 480 that requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value and followed the guidance in ASC 835-30 to accrue the liability to the redemption amount using the interest method.

Interest charged on the Amended & Restated Promissory Note for the six months ended June 30, 2019 and 2020, amounted to $168 and $224, respectively, and is included in Interest and finance costs, net in the accompanying unaudited interim consolidated statements of comprehensive loss. Out of the total interest charged on the Amended & Restated Promissory Note during the six month period ended June 30, 2020, $112 has been paid in cash and the remaining $112 has been settled in common shares. Of the amount settled in common shares, $56 was settled in common shares during the period ended June 30, 2020 and the remaining amount of $56 were settled in July 2020 (please refer to Note 14).

The amount of $5,000 is separately reflected in the accompanying consolidated balance sheets under non-current liabilities.